BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS (Tables)	6 Months Ended
Jun. 30, 2024
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Schedule of borrowings from other financial institutions measured at amortized cost
As of June 30, 2024 and December 31, 2023, the composition of the borrowings from other financial institutions measured at amortized cost is the following:

Borrowings from other financial institutions	June 30, 2024	December 31, 2023
	In millions of COP
Obligations granted by foreign banks (1)	7,370,339	9,139,834
Obligations granted by domestic banks (1)	5,568,420	6,508,772

Total borrowings from other financial institutions	12,938,759	15,648,606

(1)	The variation is due to cancellation of obligations for advance payments and maturities.

Obligations granted by foreign banks
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Schedule of borrowings from other financial institutions measured at amortized cost
Obligations granted by foreign banks
As of June 30, 2024

Financial entity	Rate Minimum	Rate Maximum	June 30, 2024
	In millions of COP
Financing with Correspondent Banks and Multilateral Entities (1)	1.25%	10.00%	6,748,436
Banco Interamericano de Desarrollo (BID)	9.45%	10.60%	579,583
Banco Latinoamericano de Comercio Exterior (Bladex)	7.08%	7.08%	42,320

Total			7,370,339

(1)
During the year 2024, the Bank discontinued USD 200 mill
i
on from the hedging relationship due to the prepayment of the total financing with Correspondent Banks designated as a hedging instrument. See Note 5.2. Derivative financial instruments – Hedging of net assets in a foreign operation.

As of December 31, 2023

Financial entity	Rate Minimum	Rate Maximum	December 31, 2023
	In millions of COP
Financing with Correspondent Banks and Multilateral Entities (1)	1.21%	10.06%	8,566,580
Banco Interamericano de Desarrollo (BID)	9.50%	10.64%	532,899
Banco Latinoamericano de Comercio Exterior (Bladex)	6.91%	6.91%	40,355

Total			9,139,834

(1)	At Bancolombia S.A. USD 200 million were designated as coverage of net investment abroad. See Note 5.2 Derivative financial instruments- Hedges of a net asset in a foreign operation.

Schedule of maturities of financial obligations
The maturities of the financial obligations with foreign entities as of June 30, 2024 and December 31, 2023, are the following:

Foreign	June 30, 2024	December 31, 2023
	In millions of COP
Amount expected to be settled:
No more than twelve months after the reporting period	3,251,757	3,813,504
More than twelve months after the reporting period (1)	4,118,582	5,326,330

Total	7,370,339	9,139,834

(1)	The variation is due to cancellation of obligations for advance payments and maturities.

Obligations granted by domestic banks
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Schedule of borrowings from other financial institutions measured at amortized cost
Obligations granted by domestic banks
As of June 30, 2024

Financial entity	Rate Minimum	Rate Maximum	June 30, 2024
	In millions of COP
Financiera de desarrollo territorial (Findeter)	5.76%	19.22%	2,430,423
Fondo para el financiamiento del sector agropecuario (Finagro)	6.56%	15.02%	1,400,291
Banco de comercio exterior de Colombia (Bancoldex) (1)	2.17%	19.82%	675,143
Other private financial entities	10.32%	20.01%	1,062,563

Total			5,568,420

(1)	The variation is due to cancellation of obligations for advance payments and maturities.
As of December 31, 2023

Financial entity	Rate Minimum	Rate Maximum	December 31, 2023
	In millions of COP
Financiera de desarrollo territorial (Findeter)	8.15%	20.85%	2,530,570
Fondo para el financiamiento del sector agropecuario (Finagro)	8.37%	15.88%	1,509,594
Banco de comercio exterior de Colombia (Bancoldex)	2.17%	21.46%	1,404,873
Other private financial entities	12.88%	16.67%	1,063,735

Total			6,508,772

Schedule of maturities of financial obligations
The maturities of financial obligations with domestic banks as of June 30, 2024 and December 31, 2023, are as follows:

Domestic	June 30, 2024	December 31, 2023
	In millions of COP
Amount expected to be settled:
No more than twelve months after the reporting period (1)	190,212	767,470
More than twelve months after the reporting period	5,378,208	5,741,302

Total	5,568,420	6,508,772

(1)	The variation is due to cancellation of obligations for advance payments and maturities.